Share Capital - Summary of Changes in Stock Option (Details)	12 Months Ended
	Apr. 30, 2021 shares $ / shares	Apr. 30, 2020 shares $ / shares	Apr. 30, 2019 shares $ / shares
Disclosure Of Classes Of Share Capital [Abstract]
Number of options, Outstanding, Beginning balance | shares	1,063,000	1,060,667
Number of options, Granted | shares	583,000	194,000
Number of options, Exercised | shares	(189,100)	(11,000)
Number of options, Forfeited | shares	(6,000)	(180,667)
Number of options, Outstanding | shares	1,450,900	1,063,000	1,060,667
Number of options, Unvested | shares	(481,084)
Number of options, Exercisable | shares	969,816
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 3.84	$ 3.90
Weighted average exercise price, Granted | $ / shares	13.73	3.65
Weighted average exercise price, Exercised | $ / shares	3.62	1.50
Weighted average exercise price, Forfeited | $ / shares	7.60	3.65
Weighted average exercise price outstanding, Ending balance | $ / shares	7.88	$ 3.84	$ 3.90
Weighted average exercise price, Unvested | $ / shares	14.53
Weighted average exercise price, Exercisable | $ / shares	$ 4.58
Weighted average life remaining (years)	3 years 29 days	3 years 12 days	3 years 10 months 12 days
Weighted average life remaining (years), Unvested	4 years 4 months 6 days
Weighted average life remaining (years), Exercisable	2 years 5 months 1 day